Document and Entity Information	Jan. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001868734
Document Type	8-K
Document Period End Date	Jan. 08, 2023
Entity Registrant Name	CinCor Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41201
Entity Tax Identification Number	36-4931245
Entity Address, Address Line One	230 Third Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(844)
Local Phone Number	531-1834
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true